SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Payables and Accruals [Abstract]
Accrued payroll	$ 1,754,936	$ 1,535,186	$ 921,759
Accrued bonus	1,829,604	1,720,606	1,014,833
Accrued professional fees	35,000	490,424	1,706,560
Other accrued expenses	1,577,920	1,165,623	738,749
Total	$ 5,197,460	$ 4,911,839	$ 4,381,901